UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     November 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $77,013 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC                    COM              003654100     1961   110500 SH       SOLE                   110500        0        0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1330    45000 SH       SOLE                    45000        0        0
ALTRA HOLDINGS INC             COM              02208R106     2342   158645 SH       SOLE                   150645        0     8000
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     2017   316690 SH       SOLE                   302490        0    14200
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     7544   490163 SH       SOLE                   478063        0    12100
CACI INTL INC                  CL A             127190304     3835    76546 SH       SOLE                    76546        0        0
CAL MAINE FOODS INC            COM NEW          128030202      291    10607 SH       SOLE                    10607        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     1482    22665 SH       SOLE                    21465        0     1200
DTS INC                        COM              23335C101     2455    88232 SH       SOLE                    84832        0     3400
FIVE STAR QUALITY CARE INC     COM              33832D106     1118   298000 SH       SOLE                   298000        0        0
FLOWSERVE CORP                 COM              34354P105     5227    58884 SH       SOLE                    57384        0     1500
GHL ACQUISITION CORP           COM              36172H108      368    40000 SH       SOLE                    40000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1792    14000 SH       SOLE                    14000        0        0
HANESBRANDS INC                COM              410345102      892    41000 SH       SOLE                    41000        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     3137    66991 SH       SOLE                    65341        0     1650
HECKMANN CORP                  COM              422680108     2553   309500 SH       SOLE                   309500        0        0
HOLOGIC INC                    COM              436440101     1892    97900 SH       SOLE                    89400        0     8500
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     2873   248723 SH       SOLE                   248723        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      570   814999 SH       SOLE                   814999        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206      178    20000 SH       SOLE                        0        0    20000
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     6604   760000 SH       SOLE                   760000        0        0
LULULEMON ATHLETICA INC        COM              550021109      921    40000 SH       SOLE                    40000        0        0
OMEGA PROTEIN CORP             COM              68210P107     2817   239535 SH       SOLE                   234535        0     5000
PHI INC                        COM NON VTG      69336T205     3042    82360 SH       SOLE                    79660        0     2700
REIS INC                       COM              75936P105      520    86709 SH       SOLE                    86709        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     1296   150712 SH       SOLE                   138712        0    12000
SAPIENT CORP                   COM              803062108     2147   289021 SH       SOLE                   289021        0        0
SMART BALANCE INC              COM              83169Y108      379    57832 SH       SOLE                    47032        0    10800
STANLEY INC                    COM              854532108     4339   117554 SH       SOLE                   107554        0    10000
UNDER ARMOUR INC               CL A             904311107      359    11295 SH       SOLE                    11295        0        0
WESTERN UN CO                  COM              959802109     8535   345979 SH       SOLE                   332079        0    13900
WYNDHAM WORLDWIDE CORP         COM              98310W108     2197   139833 SH       SOLE                   133133        0     6700